Stock-Based Compensation - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 13, 2014	Oct. 16, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 03, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding				0	0
Share-based payment award, accelerated vesting, number						91.50%
Enova LTIP | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense			$ 100,000
Share based compensation units vesting term			The awards granted in connection with the distribution included (a) restricted stock units and (b) stock options to purchase Company stock, and these awards were granted on December 13, 2014, the 30th day following the Spin-off and will vest over a period of four years and three years, respectively.
Compensation expenses net of tax			$ 89,000
Unrecognized compensation cost			$ 8,500,000
Unrecognized compensation expense recognition period			3 years 9 months 18 days
Outstanding RSUs aggregate intrinsic value			$ 12,200,000
Enova LTIP | Restricted Stock Units | Non employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation units vesting period			12 months
Compensation expense		$ 100,000
Enova LTIP | Restricted Stock Units | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation units vesting period			4 years
Enova LTIP | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation units vesting period			3 years
Compensation expense			$ 200,000
Compensation expenses net of tax			100,000
Unrecognized compensation cost			$ 8,100,000
Unrecognized compensation expense recognition period			3 years
Risk-free interest rate			1.40%
Expected life (years)			4 years 6 months
Expected volatility			40.20%
Expected dividend yield			0.00%
Stock options outstanding			1,425,196
Weighted average fair value of options granted			$ 8.11
Outstanding stock options aggregate intrinsic value			$ 0
Cash America LTIP | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense			400,000	$ 200,000	$ 100,000
Compensation expenses net of tax			$ 200,000	$ 200,000	$ 92,000
Share-based payment award, accelerated vesting, number	91.50%
Cash America LTIP | Restricted Stock Units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation units vesting period	2 years